NATIONWIDE

VARIABLE

ACCOUNT-C

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VA Separate Account-C (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

2

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class (FOP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust – JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

JPMorgan Insurance Trust – JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust – NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust – NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VARIABLE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FEIP	470,158	$10,456,706	$11,236,767	$-	$11,236,767	$159	$11,236,608	$11,177,423	$59,185	$11,236,608
FOP	72,819	1,315,573	1,931,151	34	1,931,185	-	1,931,185	1,927,820	3,365	1,931,185
JPMMV1	285,654	3,077,261	3,110,775	-	3,110,775	20	3,110,755	3,110,755	-	3,110,755
OGBDP	1,818,796	20,265,603	21,607,298	265	21,607,563	-	21,607,563	21,570,231	37,332	21,607,563
OGDEP	542,309	13,478,848	20,282,356	261	20,282,617	-	20,282,617	20,249,928	32,689	20,282,617
GVEX2	106,315	2,000,552	2,361,252	7	2,361,259	-	2,361,259	2,361,259	-	2,361,259
NVCCA2	38,276	391,140	405,730	-	405,730	-	405,730	405,730	-	405,730
NVCMA2	103,688	971,158	986,071	-	986,071	15	986,056	986,056	-	986,056
NVCMC2	16,244	161,489	179,819	1	179,820	-	179,820	179,820	-	179,820
NVCRB2	73,877	799,360	825,943	-	825,943	2	825,941	825,941	-	825,941
NVIE6	30,669	338,488	352,694	-	352,694	12	352,682	352,682	-	352,682
NVMMG2	102,235	1,058,349	1,300,431	8	1,300,439	-	1,300,439	1,300,439	-	1,300,439
NVMMV2	41,575	364,999	323,869	4	323,873	-	323,873	323,873	-	323,873
SAM	26,935,518	26,935,518	26,935,518	144	26,935,662	-	26,935,662	26,900,040	35,622	26,935,662
TRF	476,847	7,691,409	11,220,210	-	11,220,210	57	11,220,153	11,198,037	22,116	11,220,153

Total (unaudited)			$103,059,884	$724	$103,060,608	$265	$103,060,343	$102,870,034	$190,309	$103,060,343

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	FEIP	FOP	JPMMV1	OGBDP	OGDEP	GVEX2	NVCCA2
Reinvested dividends	$1,068,261	185,031	7,550	41,303	441,146	140,313	34,968	3,645
Mortality and expense risk charges (note 2)	(1,299,579)	(133,711)	(22,819)	(36,835)	(288,689)	(235,440)	(27,120)	(4,880)

Net investment income (loss)	(231,318)	51,320	(15,269)	4,468	152,457	(95,127)	7,848	(1,235)

Realized gain (loss) on investments	2,238,450	30,411	78,949	(77,237)	163,677	1,654,578	14,287	(16,235)
Change in unrealized gain (loss) on investments	2,675,216	(137,378)	149,117	(181,583)	1,065,896	1,285,487	233,047	32,408

Net gain (loss) on investments	4,913,666	(106,967)	228,066	(258,820)	1,229,573	2,940,065	247,334	16,173

Reinvested capital gains	2,821,243	488,554	8,283	172,327	-	1,131,555	43,043	14,263

Net increase (decrease) in contract owners’ equity resulting from operations	$7,503,591	432,907	221,080	(82,025)	1,382,030	3,976,493	298,225	29,201

Investment Activity:	NVCMA2	NVCMC2	NVCRB2	NVIE6	NVMMG2	NVMMV2	SAM	TRF
Reinvested dividends	$9,625	767	5,355	2,945	-	5,801	70,288	119,524
Mortality and expense risk charges (note 2)	(11,393)	(1,685)	(10,443)	(3,885)	(12,437)	(3,967)	(366,783)	(139,492)

Net investment income (loss)	(1,768)	(918)	(5,088)	(940)	(12,437)	1,834	(296,495)	(19,968)

Realized gain (loss) on investments	(9,160)	(2,472)	(35,380)	(326)	(14,334)	(67,905)	-	519,597
Change in unrealized gain (loss) on investments	87,448	22,096	78,853	24,647	356,201	52,005	-	(393,028)

Net gain (loss) on investments	78,288	19,624	43,473	24,321	341,867	(15,900)	-	126,569

Reinvested capital gains	19,083	967	10,891	-	149,101	-	-	783,176

Net increase (decrease) in contract owners’ equity resulting from operations	$95,603	19,673	49,276	23,381	478,531	(14,066)	(296,495)	889,777

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		FEIP		FOP		JPMMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231,318)	464,066	51,320	77,376	(15,269)	6,917	4,468	10,035
Realized gain (loss) on investments	2,238,450	2,341,140	30,411	153,445	78,949	100,694	(77,237)	10,209
Change in unrealized gain (loss) on investments	2,675,216	7,651,142	(137,378)	1,584,352	149,117	248,193	(181,583)	494,531
Reinvested capital gains	2,821,243	3,289,300	488,554	715,762	8,283	67,268	172,327	225,772

Net increase (decrease) in contract owners’ equity resulting from operations	7,503,591	13,745,648	432,907	2,530,935	221,080	423,072	(82,025)	740,547

Equity transactions:
Purchase payments received from contract owners (note 4)	854,693	485,183	19,659	16,797	13,612	9,009	(295)	2,727
Transfers between funds	-	-	(141,011)	(117,228)	(14,420)	(31,552)	(53,975)	(16,449)
Redemptions (notes 2, 3, and 4)	(9,925,858)	(11,696,483)	(978,943)	(709,424)	(226,911)	(152,996)	(208,897)	(376,214)
Adjustments to maintain reserves	(383)	365	(251)	54	(303)	129	(18)	8

Net equity transactions	(9,071,548)	(11,210,935)	(1,100,546)	(809,801)	(228,022)	(175,410)	(263,185)	(389,928)

Net change in contract owners’ equity	(1,567,957)	2,534,713	(667,639)	1,721,134	(6,942)	247,662	(345,210)	350,619
Contract owners’ equity at beginning of period	104,628,300	102,093,587	11,904,247	10,183,113	1,938,127	1,690,465	3,455,965	3,105,346

Contract owners’ equity at end of period	$103,060,343	104,628,300	11,236,608	11,904,247	1,931,185	1,938,127	3,110,755	3,455,965

CHANGE IN UNITS:
Beginning units	5,013,974	5,600,525	200,169	214,956	66,430	73,064	91,681	103,068
Units purchased	419,178	254,070	570	186	449	642	3,180	2,732
Units redeemed	(812,031)	(840,621)	(19,247)	(14,973)	(6,898)	(7,276)	(11,558)	(14,119)

Ending units	4,621,121	5,013,974	181,492	200,169	59,981	66,430	83,303	91,681

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OGBDP		OGDEP		GVEX2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$152,457	288,320	(95,127)	(79,808)	7,848	7,467	(1,235)	7,778
Realized gain (loss) on investments	163,677	125,064	1,654,578	1,352,912	14,287	85,197	(16,235)	(49,590)
Change in unrealized gain (loss) on investments	1,065,896	1,135,022	1,285,487	2,070,005	233,047	270,695	32,408	90,794
Reinvested capital gains	-	-	1,131,555	1,235,614	43,043	63,952	14,263	68,623

Net increase (decrease) in contract owners’ equity resulting from operations	1,382,030	1,548,406	3,976,493	4,578,723	298,225	427,311	29,201	117,605

Equity transactions:
Purchase payments received from contract owners (note 4)	331,209	108,645	85,019	47,492	30,000	-	-	-
Transfers between funds	(441,580)	(251,842)	(858,337)	(409,612)	326,504	(310,652)	16,466	(19,252)
Redemptions (notes 2, 3, and 4)	(1,897,063)	(2,927,120)	(1,371,953)	(1,804,401)	(6,633)	(20,715)	(9,226)	(432,199)
Adjustments to maintain reserves	157	(4)	156	29	30	(19)	13	-

Net equity transactions	(2,007,277)	(3,070,321)	(2,145,115)	(2,166,492)	349,901	(331,386)	7,253	(451,451)

Net change in contract owners’ equity	(625,247)	(1,521,915)	1,831,378	2,412,231	648,126	95,925	36,454	(333,846)
Contract owners’ equity at beginning of period	22,232,810	23,754,725	18,451,239	16,039,008	1,713,133	1,617,208	369,276	703,122

Contract owners’ equity at end of period	$21,607,563	22,232,810	20,282,617	18,451,239	2,361,259	1,713,133	405,730	369,276

CHANGE IN UNITS:
Beginning units	1,061,088	1,210,393	654,220	739,582	110,423	134,613	30,114	68,049
Units purchased	33,053	14,832	8,209	9,507	75,724	25,870	5,408	-
Units redeemed	(125,148)	(164,137)	(80,783)	(94,869)	(55,302)	(50,060)	(5,448)	(37,935)

Ending units	968,993	1,061,088	581,646	654,220	130,845	110,423	30,074	30,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMA2		NVCMC2		NVCRB2		NVIE6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,768)	12,976	(918)	969	(5,088)	11,294	(940)	2,728
Realized gain (loss) on investments	(9,160)	(2,369)	(2,472)	(37)	(35,380)	(13,733)	(326)	1,101
Change in unrealized gain (loss) on investments	87,448	55,559	22,096	4,022	78,853	62,701	24,647	39,216
Reinvested capital gains	19,083	82,019	967	3,574	10,891	56,094	-	16,563

Net increase (decrease) in contract owners’ equity resulting from operations	95,603	148,185	19,673	8,528	49,276	116,356	23,381	59,608

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	15,694	-	-	-
Transfers between funds	27,954	28,087	85,467	118	15,852	116,652	14,042	(109,456)
Redemptions (notes 2, 3, and 4)	(10,777)	(18,383)	(260)	(196)	(134,427)	(110,189)	(1,469)	(42,337)
Adjustments to maintain reserves	(13)	8	13	(10)	17	(21)	(1)	(6)

Net equity transactions	17,164	9,712	85,220	(88)	(102,864)	6,442	12,572	(151,799)

Net change in contract owners’ equity	112,767	157,897	104,893	8,440	(53,588)	122,798	35,953	(92,191)
Contract owners’ equity at beginning of period	873,289	715,392	74,927	66,487	879,529	756,731	316,729	408,920

Contract owners’ equity at end of period	$986,056	873,289	179,820	74,927	825,941	879,529	352,682	316,729

CHANGE IN UNITS:
Beginning units	70,033	69,213	6,510	6,517	75,176	74,166	29,243	44,312
Units purchased	5,206	2,403	9,537	13	6,687	20,237	1,597	1,872
Units redeemed	(3,871)	(1,583)	(1,532)	(20)	(16,651)	(19,227)	(202)	(16,941)

Ending units	71,368	70,033	14,515	6,510	65,212	75,176	30,638	29,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG2		NVMMV2		SAM		TRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12,437)	(10,643)	1,834	3,430	(296,495)	142,241	(19,968)	(17,014)
Realized gain (loss) on investments	(14,334)	(6,297)	(67,905)	(19,905)	-	-	519,597	604,449
Change in unrealized gain (loss) on investments	356,201	30,300	52,005	18,056	-	-	(393,028)	1,547,696
Reinvested capital gains	149,101	219,196	-	67,635	-	-	783,176	467,228

Net increase (decrease) in contract owners’ equity resulting from operations	478,531	232,556	(14,066)	69,216	(296,495)	142,241	889,777	2,602,359

Equity transactions:
Purchase payments received from contract owners (note 4)	13,260	2,330	2,734	-	297,062	276,411	46,739	21,772
Transfers between funds	75,385	(28,573)	(29,684)	48,291	1,504,682	1,060,678	(527,345)	40,790
Redemptions (notes 2, 3, and 4)	(101,281)	(33,060)	(11,863)	(56,898)	(4,305,905)	(4,190,983)	(660,250)	(821,368)
Adjustments to maintain reserves	30	(19)	24	(14)	163	(18)	(400)	248

Net equity transactions	(12,606)	(59,322)	(38,789)	(8,621)	(2,503,998)	(2,853,912)	(1,141,256)	(758,558)

Net change in contract owners’ equity	465,925	173,234	(52,855)	60,595	(2,800,493)	(2,711,671)	(251,479)	1,843,801
Contract owners’ equity at beginning of period	834,514	661,280	376,728	316,133	29,736,155	32,447,826	11,471,632	9,627,831

Contract owners’ equity at end of period	$1,300,439	834,514	323,873	376,728	26,935,662	29,736,155	11,220,153	11,471,632

CHANGE IN UNITS:
Beginning units	55,492	59,388	29,246	29,998	2,342,092	2,567,618	192,057	205,588
Units purchased	8,461	4,608	5,138	3,948	254,814	163,338	1,145	3,882
Units redeemed	(9,366)	(8,504)	(8,616)	(4,700)	(448,389)	(388,864)	(19,020)	(17,413)

Ending units	54,587	55,492	25,768	29,246	2,148,517	2,342,092	174,182	192,057

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 24, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

NATIONWIDE VARIABLE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

NATIONWIDE VARIABLE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $46,136 and $19,234, respectively, and total transfers from the Separate Account to the fixed account were $1,112,972 and $2,679,737, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$103,059,884	$-	$-	$103,059,884

NATIONWIDE VARIABLE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
FEIP	$693,031	$1,252,439
FOP	31,126	265,533
JPMMV1	307,913	394,285
OGBDP	953,411	2,808,395
OGDEP	1,336,302	2,445,138
GVEX2	1,134,636	733,876
NVCCA2	82,113	61,844
NVCMA2	90,549	56,057
NVCMC2	102,168	16,912
NVCRB2	91,945	189,023
NVIE6	17,420	5,787
NVMMG2	295,351	171,323
NVMMV2	54,983	91,962
SAM	1,673,724	4,473,741
TRF	993,747	1,370,717

	$7,858,419	$14,337,032

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.30%	181,492	$61.59	$11,177,423	1.81%	5.31%
2019	1.30%	200,169	58.48	11,706,382	2.01%	25.79%
2018	1.30%	214,956	46.49	9,994,026	2.18%	-9.49%
2017	1.30%	245,854	51.37	12,629,254	1.65%	11.43%
2016	1.30%	273,654	46.10	12,615,255	2.28%	16.49%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	1.30%	59,981	32.14	1,927,820	0.43%	14.11%
2019	1.30%	66,430	28.17	1,871,090	1.69%	26.11%
2018	1.30%	73,064	22.34	1,631,904	1.45%	-15.92%
2017	1.30%	84,940	26.56	2,256,421	1.41%	28.60%
2016	1.30%	93,998	20.66	1,941,762	1.36%	-6.29%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	1.30%	83,303	37.34	3,110,755	1.47%	-0.93%
2019	1.30%	91,681	37.70	3,455,965	1.61%	25.11%
2018	1.30%	103,068	30.13	3,105,346	0.97%	-12.99%
2017	1.30%	114,554	34.63	3,966,634	0.86%	12.29%
2016	1.30%	98,631	30.84	3,041,477	0.87%	13.21%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2020	1.30%	968,993	22.26	21,570,231	2.00%	6.44%
2019	1.30%	1,061,088	20.91	22,190,470	2.54%	6.77%
2018	1.30%	1,210,393	19.59	23,707,936	2.46%	-1.26%
2017	1.30%	1,334,728	19.84	26,476,615	2.59%	2.23%
2016	1.30%	1,559,708	19.40	30,264,792	2.71%	0.79%
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2020	1.30%	581,646	34.81	20,249,928	0.78%	23.63%
2019	1.30%	654,220	28.16	18,422,618	0.86%	30.04%
2018	1.30%	739,582	21.65	16,015,203	0.83%	-7.39%
2017	1.30%	827,192	23.38	19,341,984	0.89%	20.74%
2016	1.30%	995,293	19.37	19,274,245	0.99%	9.50%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	1.30%	130,845	18.05	2,361,259	1.69%	16.32%
2019	1.30%	110,423	15.51	1,713,133	1.76%	29.14%
2018	1.30%	134,613	12.01	1,617,208	1.96%	-6.12%
2017	1.30%	75,618	12.80	967,645	2.47%	19.65%
2016	1.30%	14,872	10.69	159,051	2.06%	9.95%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	1.30%	30,074	13.49	405,730	0.98%	10.02%
2019	1.30%	30,114	12.26	369,276	2.46%	18.68%
2018	1.30%	68,049	10.33	703,122	1.96%	-9.36%
2017	1.30%	74,821	11.40	852,945	3.05%	14.30%
2016	1.30%	12,910	9.97	128,754	2.76%	5.93%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	1.30%	71,368	13.82	986,056	1.11%	10.80%
2019	1.30%	70,033	12.47	873,289	2.91%	20.64%
2018	1.30%	69,213	10.34	715,392	2.15%	-10.69%
2017	1.30%	62,236	11.57	720,246	2.66%	16.54%
2016	1.30%	148	9.93	1,470	2.65%	6.20%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	1.30%	14,515	12.39	179,820	0.59%	7.64%
2019	1.30%	6,510	11.51	74,927	2.66%	12.82%
2018	1.30%	6,517	10.20	66,487	2.23%	-6.01%
2017	1.30%	6,853	10.85	74,384	2.81%	8.46%
2016	1.30%	859	10.01	8,596	2.93%	4.62%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	1.30%	65,212	12.67	825,941	0.67%	8.25%
2019	1.30%	75,176	11.70	879,529	2.63%	14.67%
2018	1.30%	74,166	10.20	756,731	2.17%	-7.46%
2017	1.30%	73,753	11.03	813,153	2.85%	10.60%
2016	1.30%	16,433	9.97	163,819	4.42%	4.73%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	1.30%	30,638	11.51	352,682	0.99%	6.29%
2019	1.30%	29,243	10.83	316,729	2.00%	17.37%
2018	1.30%	44,312	9.23	408,920	1.98%	-15.92%
2017	1.30%	32,604	10.98	357,819	2.26%	25.43%
2016	1.30%	1,263	8.75	11,043	2.07%	-0.67%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	1.30%	54,587	23.82	1,300,439	0.00%	58.41%
2019	1.30%	55,492	15.04	834,514	0.00%	35.06%
2018	1.30%	59,388	11.13	661,280	0.00%	-8.26%
2017	1.30%	63,014	12.14	764,857	0.00%	25.87%
2016	1.30%	1,290	9.64	12,440	0.00%	4.68%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	1.30%	25,768	12.57	323,873	1.91%	-2.43%
2019	1.30%	29,246	12.88	376,728	2.25%	22.24%
2018	1.30%	29,998	10.54	316,133	1.10%	-14.29%
2017	1.30%	32,192	12.30	395,832	1.62%	12.36%
2016	1.30%	2,609	10.94	28,550	2.45%	16.07%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.30%	2,148,517	12.52	26,900,040	0.25%	-1.06%
2019	1.30%	2,342,092	12.65	29,637,732	1.77%	0.46%
2018	1.30%	2,567,618	12.60	32,343,396	1.37%	0.07%
2017	1.30%	2,911,701	12.59	36,653,691	0.43%	-0.88%
2016	1.30%	2,683,139	12.70	34,076,530	0.01%	-1.29%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	1.30%	174,182	64.29	11,198,037	1.12%	8.92%
2019	1.30%	192,057	59.02	11,336,102	1.16%	27.63%
2018	1.30%	205,588	46.25	9,508,029	1.07%	-1.31%
2017	1.30%	220,918	46.86	10,352,649	1.00%	18.96%
2016	1.30%	244,928	39.39	9,648,366	1.39%	9.94%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.